2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2013	67.85%	19.05%	64.01%
2014	26.67	17.13	26.95
2015	4.61	14.75	7.35
2016	.64	11.84	1.40
2017	.11	9.36	.17
2018 & beyond	.12	27.87	.12
	100.00%	100.00%	100.00%